Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Operating lease right-of-use assets obtained and liabilities incurred as a result of adoption of ASC 842:
Operating lease ROU assets	$ 164,665	$ 146,190
Operating lease liabilities	183,831	162,850
Continuing Operations
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	26,078	20,802
Operating cash flows for finance leases	136	137
Financing cash flows for finance leases	60	26
Right-of-use assets obtained in exchange for lease liabilities:
Operating lease ROU assets	19,150	6,198
Finance lease ROU assets	0	191
Right-of-use assets and lease liabilities reduced for terminated leases:
Operating lease ROU assets	1,773	3,578
Operating lease liabilities	1,971	4,072
Continuing Operations | ASU 2016-02
Operating lease right-of-use assets obtained and liabilities incurred as a result of adoption of ASC 842:
Operating lease ROU assets	0	154,838
Operating lease liabilities	$ 0	$ 168,932